Supplemental Oil and gas Reserve Information (Unaudited) (Changes in Standardized Measure of Discounted Future Net Cash Flows) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance beginning of year	$ 48,872,561	$ 43,646,905
Sales, net of production costs	(6,846,420)	(5,394,198)
Net change in pricing and production costs	(11,143,669)	2,870,156
Net change in future estimated development costs	(2,281,285)	(1,001,445)
Purchase of minerals in place	32,687,100	0
Extensions and discoveries	3,342,922	11,274,543
Sale of minerals in place	(37,375)	0
Sale of Rantoul Partners interest	0	0
Revisions	1,357,734	(4,329,483)
Accretion of discount	16,563,800	5,324,900
Change in income tax	(1,067,712)	(3,518,817)
Balance end of year	$ 81,447,656	$ 48,872,561